Property, Equipment and Software, Net - Schedule of Property, Equipment and Software, Net (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Property Plant And Equipment [Line Items]
Property, equipment and software, gross		¥ 272,363		¥ 224,329
Less: Accumulated depreciation and amortization	[1]	(138,039)		(80,327)
Property, equipment and software, net		134,324	$ 19,294	144,002
Computer and Electronic Equipment [Member]
Property Plant And Equipment [Line Items]
Property, equipment and software, gross		166,019		126,842
Office Furniture and Equipment [Member]
Property Plant And Equipment [Line Items]
Property, equipment and software, gross		15,993		13,843
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Property, equipment and software, gross		56,554		55,575
Software [Member]
Property Plant And Equipment [Line Items]
Property, equipment and software, gross		¥ 33,797		¥ 28,069

[1]	Depreciation and amortization expenses for the years ended December 31, 2017, 2018 and 2019 was RMB22,555, RMB42,162 and RMB, respectively.